Standby Equity Purchase Agreement - Narrative (Details) $ / shares in Units, $ in Thousands			1 Months Ended			3 Months Ended	12 Months Ended
	Oct. 02, 2023 USD ($) $ / shares shares	Aug. 10, 2023 USD ($) shares	Apr. 30, 2024 USD ($) shares	Mar. 31, 2024 USD ($) $ / shares shares	Oct. 31, 2023 USD ($)	Mar. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Purchase agreement period	24 months				24 months
Purchase agreement, number of trading days used for measurement of market price	3 days
Purchase agreement, ownership limitation	4.99
Standby equity purchase agreement, maximum allowable percentage of outstanding common stock	19.99
SEPA derivative liability				$ 14,214		$ 14,214	$ 16,916
Change in unrealized loss						$ (2,702)	$ (10,295)
Sale of stock (in shares) | shares		4,015,002				350,000
Proceeds from sale of common stock		$ 40,150				$ 3,141
Subsequent Event
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Sale of stock (in shares) | shares			400,000	350,000
Proceeds from sale of common stock			$ 3,602	$ 3,141
Expected draws
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Expected draws	5,000			11,900		11,900	5,000
SEPA derivative liability
Derivative Instruments and Hedging Activities Disclosures [Line Items]
SEPA derivative liability	$ 183			$ 366		$ 366	$ 185
Change in unrealized loss						$ 181	2
Standby Equity Purchase Agreement
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Sale of stock, authorized amount	$ 30,000				$ 30,000		30,000
Purchase agreement, maximum shares allowed, percentage of average daily volume	100
Purchase agreement, number of days used for measurement of average daily trading volume	10 days
Maximum shares of common stock allowed under Purchase Agreement (in shares) | shares	1,000,000
Purchase agreement, sales price, percentage of market price	96
Purchase agreement, sales price, percentage of market price during three consecutive trading days	97
Common stock, shares authorized, standby equity purchase agreement (in shares) | shares	5,260,704
SEPA derivative liability	$ 183						185
Change in unrealized loss							$ (2)